AVAILABLE FOR SALE SECURITIES	9 Months Ended
Sep. 30, 2012
Investments, Debt and Equity Securities [Abstract]
AVAILABLE FOR SALE SECURITIES
AVAILABLE FOR SALE SECURITIES
Marketable securities held by the Company are debt securities considered to be available-for-sale securities.

(in thousands of $)	September 30, 2012	December 31, 2011
Amortized cost	39,935	23,651
Accumulated net unrealized gain/ (loss)	424	(327)
Carrying value	40,359	23,324

The Company's investment in marketable securities consists of investments in secured notes which mature between 2015 and 2016. The net unrealized accumulated gain on available-for-sale securities included in other comprehensive income as at September 30, 2012 was $0.4 million (December 31, 2011: net unrealized loss of $0.3 million).